N-2	Oct. 20, 2026 USD ($)
Cover [Abstract]
Entity Central Index Key	0001513363
Amendment Flag	false
Securities Act File Number	814-00861
Document Type	8-K
Entity Registrant Name	Fidus Investment Corporation
Entity Address, Address Line One	1603 Orrington Avenue
Entity Address, Address Line Two	Suite 1005
Entity Address, City or Town	Evanston
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60201
City Area Code	847
Local Phone Number	859-3940
Entity Emerging Growth Company	false
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]
As previously disclosed, on May 29, 2026, Fidus Investment Corporation (the “Company”) issued $120.0 in aggregate principal amount of its 6.625% Notes due 2029 (the “Restricted Notes”) in a transaction not requiring registration under the Securities Act of 1933, as amended (the “Securities Act”). The Restricted Notes were originally issued pursuant to a Note Purchase Agreement, dated May 29, 2026, by and between the Company and the initial purchasers of the Restricted Notes (the “Private Offering”).
In connection with the Private Offering, the Company entered into a registration rights agreement with the initial purchasers of the Restricted Notes (the “Registration Rights Agreement”), pursuant to which the Company agreed to offer to exchange the Restricted Notes for a like principal amount of its 6.625% Notes due 2029 registered under the Securities Act (the “Exchange Notes”) in order to satisfy its obligations under the Registration Rights Agreement (the “Exchange Offer”). The Exchange Notes were registered under the Securities Act pursuant to the Company’s registration statement on Form N-14 (File No. 333-297156) previously filed with the Securities and Exchange Commission (the “SEC”) and were issued under the Indenture (as defined below) and a final prospectus dated September 16, 2026. The Exchange Offer closed on October 20, 2026. Following such closing, holders of the initial Restricted Notes now hold the same aggregate principal amount of Exchange Notes.

Long Term Debt, Title [Text Block]	6.625% Notes due 2029
Long Term Debt, Principal	$ 120
Long Term Debt, Dividends and Covenants [Text Block]
The Indenture contains certain affirmative and negative covenants, including covenants requiring the Company to comply with the asset coverage ratio required by the Investment Company Act of 1940, as amended (the “1940 Act”). These covenants are subject to important limitations and exceptions that are set forth in the Indenture.